Shareholder Report, Holdings (Details)	Apr. 30, 2025
YieldMax AMD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $98.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $99.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $106.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax AMD Option Income Strategy ETF | Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $107.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
YieldMax AMD Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax AMD Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax AMD Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
YieldMax AMD Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
YieldMax AMD Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
YieldMax ABNB Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $128.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $141.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax ABNB Option Income Strategy ETF | Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $136.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax ABNB Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax ABNB Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax ABNB Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
YieldMax ABNB Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
YieldMax ABNB Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
YieldMax AI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $23.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax AI Option Income Strategy ETF | C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $24.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax AI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.00%)
YieldMax AI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
YieldMax AI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
YieldMax AI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
YieldMax AI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
YieldMax AMZN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax AMZN Option Income Strategy ETF | Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $215.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax AMZN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
YieldMax AMZN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax AMZN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
YieldMax AMZN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
YieldMax AMZN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
YieldMax AAPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/02/2025; Exercise Price: $215.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax AAPL Option Income Strategy ETF | Apple, Inc., Expiration: 05/02/2025; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax AAPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax AAPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
YieldMax AAPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
YieldMax AAPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
YieldMax AAPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
YieldMax(TM) BABA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $124.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $123.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $132.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $129.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $124.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $128.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
YieldMax(TM) BABA Option Income Strategy ETF | Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $139.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
YieldMax(TM) BABA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax(TM) BABA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(TM) BABA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
YieldMax(TM) BABA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
YieldMax(TM) BABA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
YieldMax COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $220.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $215.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $217.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
YieldMax COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
YieldMax COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
YieldMax COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
YieldMaxTM Short TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $257.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $222.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMaxTM Short TSLA Option Income Strategy ETF | Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $370.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMaxTM Short TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.00%)
YieldMaxTM Short TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMaxTM Short TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
YieldMaxTM Short TSLA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
YieldMaxTM CVNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/02/2025; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/09/2025; Exercise Price: $275.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/02/2025; Exercise Price: $267.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/02/2025; Exercise Price: $270.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
YieldMaxTM CVNA Option Income Strategy ETF | Carvana Co., Expiration: 05/02/2025; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[6]
YieldMaxTM CVNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
YieldMaxTM CVNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMaxTM CVNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.30%
YieldMaxTM CVNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
YieldMaxTM CVNA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
YieldMaxTM Short NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $101.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $91.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
YieldMaxTM Short NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $155.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Short NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.20%)
YieldMaxTM Short NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
YieldMaxTM Short NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.70%
YieldMaxTM Short NVDA Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax DIS Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $92.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $95.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
YieldMax DIS Option Income Strategy ETF | Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $99.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
YieldMax DIS Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax DIS Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax DIS Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
YieldMax DIS Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
YieldMax DIS Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
YieldMax META Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $580.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $585.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $590.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $640.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax META Option Income Strategy ETF | Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $650.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax META Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
YieldMax META Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax META Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
YieldMax META Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMax META Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
YieldMaxTM Short COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $197.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $170.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
YieldMaxTM Short COIN Option Income Strategy ETF | Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $187.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
YieldMaxTM Short COIN Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMaxTM Short COIN Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.10%)
YieldMaxTM Short COIN Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMaxTM Short COIN Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.30%
YieldMaxTM Short COIN Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
YieldMax Gold Miners Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $51.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $53.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[11]
YieldMax Gold Miners Option Income Strategy ETF | VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $52.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
YieldMax Gold Miners Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
YieldMax Gold Miners Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax Gold Miners Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
YieldMax Gold Miners Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
YieldMax Gold Miners Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
YieldMax GOOGL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $150.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $150.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax GOOGL Option Income Strategy ETF | Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $172.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
YieldMax GOOGL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax GOOGL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax GOOGL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.10%
YieldMax GOOGL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax GOOGL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
YieldMax JPM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $250.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $247.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $260.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
YieldMax JPM Option Income Strategy ETF | JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
YieldMax JPM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax JPM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax JPM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
YieldMax JPM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax JPM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
YieldMax(TM) MARA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
YieldMax(TM) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
YieldMax(TM) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
YieldMax(TM) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $15.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax(TM) MARA Option Income Strategy ETF | MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $16.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
YieldMax(TM) MARA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
YieldMax(TM) MARA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(TM) MARA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
YieldMax(TM) MARA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
YieldMax(TM) MARA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.70%
YieldMax MRNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $32.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
YieldMax MRNA Option Income Strategy ETF | Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00 [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax MRNA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
YieldMax MRNA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
YieldMax MRNA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.20%
YieldMax MRNA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
YieldMax MRNA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
YieldMax MSFT Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $405.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $415.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax MSFT Option Income Strategy ETF | Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $425.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax MSFT Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMax MSFT Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax MSFT Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
YieldMax MSFT Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
YieldMax MSFT Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
YieldMaxTM MSTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $392.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $385.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $390.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $382.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMaxTM MSTR Option Income Strategy ETF | MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $425.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
YieldMaxTM MSTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
YieldMaxTM MSTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMaxTM MSTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
YieldMaxTM MSTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
YieldMaxTM MSTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
YieldMax NFLX Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,120.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,130.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NFLX Option Income Strategy ETF | Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,190.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
YieldMax NFLX Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NFLX Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax NFLX Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
YieldMax NFLX Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax NFLX Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
YieldMax NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.70%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $113.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $111.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $114.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[16]
YieldMax NVDA Option Income Strategy ETF | NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $121.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
YieldMax NVDA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
YieldMax NVDA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax NVDA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.70%
YieldMax NVDA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
YieldMax NVDA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
YieldMax Innovation Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $51.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax Innovation Option Income Strategy ETF | ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $53.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax Innovation Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax Innovation Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
YieldMax Innovation Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
YieldMax Innovation Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
YieldMax Innovation Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
YieldMax(TM) PLTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $115.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $116.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $138.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $123.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax(TM) PLTR Option Income Strategy ETF | Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $125.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(TM) PLTR Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax(TM) PLTR Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
YieldMax(TM) PLTR Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.20%
YieldMax(TM) PLTR Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax(TM) PLTR Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
YieldMax PYPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $69.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $76.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
YieldMax PYPL Option Income Strategy ETF | PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
YieldMax PYPL Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax PYPL Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax PYPL Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
YieldMax PYPL Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
YieldMax PYPL Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
YieldMax(TM) SMCI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $33.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $34.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $39.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $35.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[19]
YieldMax(TM) SMCI Option Income Strategy ETF | Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $42.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
YieldMax(TM) SMCI Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.70%)
YieldMax(TM) SMCI Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
YieldMax(TM) SMCI Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
YieldMax(TM) SMCI Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
YieldMax(TM) SMCI Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
YieldMax SNOW Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $165.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax SNOW Option Income Strategy ETF | Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
YieldMax SNOW Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
YieldMax SNOW Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
YieldMax SNOW Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
YieldMax SNOW Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
YieldMax SNOW Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
YieldMax TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $292.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $287.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $300.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $307.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax TSLA Option Income Strategy ETF | Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $315.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
YieldMax TSLA Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
YieldMax TSLA Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
YieldMax TSLA Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.60%
YieldMax TSLA Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
YieldMax TSLA Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
YieldMax(TM) TSM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $167.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $175.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax(TM) TSM Option Income Strategy ETF | Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $172.50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
YieldMax(TM) TSM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
YieldMax(TM) TSM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax(TM) TSM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
YieldMax(TM) TSM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
YieldMax(TM) TSM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
YieldMax Ultra Option Income Strategy ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
YieldMax Ultra Option Income Strategy ETF | MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
YieldMax Ultra Option Income Strategy ETF | ProShares UltraPro QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
YieldMax Ultra Option Income Strategy ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
YieldMax Ultra Option Income Strategy ETF | Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
YieldMax Ultra Option Income Strategy ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
YieldMax Ultra Option Income Strategy ETF | Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax Ultra Option Income Strategy ETF | Upstart Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
YieldMax Ultra Option Income Strategy ETF | Coinbase Global, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax Ultra Option Income Strategy ETF | Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
YieldMax Ultra Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
YieldMax Ultra Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMax Ultra Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
YieldMax Ultra Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
YieldMax Ultra Option Income Strategy ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
YieldMax Ultra Option Income Strategy ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
YieldMax XOM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $110.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $111.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $117.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
YieldMax XOM Option Income Strategy ETF | Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $114.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
YieldMax XOM Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
YieldMax XOM Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMax XOM Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
YieldMax XOM Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
YieldMax XOM Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
YieldMax XYZ Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.01 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/02/2025; Exercise Price: $62.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax XYZ Option Income Strategy ETF | Block, Inc., Expiration: 05/02/2025; Exercise Price: $68.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
YieldMax XYZ Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
YieldMax XYZ Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
YieldMax XYZ Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
YieldMax XYZ Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
YieldMax XYZ Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
YieldMaxTM Bitcoin Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/09/2025; Exercise Price: $30.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
YieldMaxTM Bitcoin Option Income Strategy ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $245.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
YieldMaxTM Bitcoin Option Income Strategy ETF | iShares Bitcoin Trust ETF, Expiration: 05/02/2025; Exercise Price: $56.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $255.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Bitcoin Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
YieldMaxTM Bitcoin Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
YieldMaxTM Bitcoin Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax TSLA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax MSFT Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax AMZN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax GOOGL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax AAPL Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMax NVDA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Yieldmax META Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax TSLA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax CVNA Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax MSTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax PLTR Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax SNOW Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax AI Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax Innovation Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax COIN Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | YieldMax AMD Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | Yieldmax TSM Option Income Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
YieldMaxTM Universe Fund of Option Income ETFs | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
YieldMaxTM Universe Fund of Option Income ETFs | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
YieldMaxTM Short N100 Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.02 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/09/2025; Exercise Price: $452.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/02/2025; Exercise Price: $444.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
YieldMaxTM Short N100 Option Income Strategy ETF | Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $615.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
YieldMaxTM Short N100 Option Income Strategy ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
YieldMaxTM Short N100 Option Income Strategy ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
YieldMaxTM Short N100 Option Income Strategy ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
YieldMaxTM Short N100 Option Income Strategy ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
YieldMaxTM Short N100 Option Income Strategy ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%

[1]	Less than 0.05% of net assets
[2]	Less than -0.05% of net assets.
[3]	Less than 0.05% of net assets.
[4]	Less than -0.05% of net assets.
[5]	Less than 0.05% of net assets.
[6]	Less than -0.05% of net assets.
[7]	Less than 0.05% of net assets.
[8]	Less than 0.05% of net assets.
[9]	Less than 0.05% of net assets.
[10]	Less than 0.05% of net assets.
[11]	Less than -0.05% of net assets.
[12]	Less than 0.05% of net assets.
[13]	Less than 0.05% of net assets.
[14]	Less than 0.05% of net assets.
[15]	Less than 0.05% of net assets.
[16]	Less than -0.05% of net assets.
[17]	Less than 0.05% of net assets.
[18]	Less than 0.05% of net assets.
[19]	Less than -0.05% of net assets.
[20]	Less than 0.05% of net assets.
[21]	Less than 0.05% of net assets.
[22]	Less than 0.05% of net assets.
[23]	Less than 0.05% of net assets.
[24]	Less than -0.05% of net assets.
[25]	Less than 0.05% of net assets.